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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Comstock Fund
Portfolio of Investments - March 31, 2007 (Unaudited)

                                                                         NUMBER OF
DESCRIPTION                                                               SHARES               VALUE
----------------------------------------------------------------        ----------        ---------------
COMMON STOCKS   94.1%
AEROSPACE & DEFENSE   0.1%
L-3 Communications Holdings, Inc. ..............................           190,700        $    16,680,529
                                                                                          ---------------
AIRLINES   0.4%
Southwest Airlines Co. .........................................         4,741,800             69,704,460
                                                                                          ---------------
ALUMINUM   2.4%
Alcoa, Inc. ....................................................        13,860,600            469,874,340
                                                                                          ---------------
ASSET MANAGEMENT & CUSTODY BANKS   1.3%
Bank of New York Co., Inc. .....................................         6,356,800            257,768,240
                                                                                          ---------------
BREWERS   0.7%
Anheuser-Busch Cos., Inc. ......................................         2,547,100            128,526,666
                                                                                          ---------------
BROADCASTING & CABLE TV   3.7%
Clear Channel Communications, Inc. .............................         3,299,476            115,613,639
Comcast Corp., Class A (a) .....................................        16,426,350            426,263,782
Liberty Media Corp. -- Capital, Ser A (a) ......................         1,672,635            184,976,705
                                                                                          ---------------
                                                                                              726,854,126
                                                                                          ---------------
CATALOG RETAIL   1.0%
Liberty Media Corp. - Interactive, Ser A (a) ..................          8,096,075            192,848,506
                                                                                          ---------------

COMMUNICATIONS EQUIPMENT   0.6%
Cisco Systems, Inc. (a) ........................................         2,235,300             57,067,209
Ericsson, Class B - ADR (Sweden) ...............................         1,725,528             63,999,834
                                                                                          ---------------
                                                                                              121,067,043
                                                                                          ---------------
COMPUTER HARDWARE   2.4%
Dell, Inc. (a) .................................................         9,919,000            230,219,990
Hewlett-Packard Co. ............................................         1,999,600             80,263,944
International Business Machines Corp. ..........................         1,647,100            155,255,646
                                                                                          ---------------
                                                                                              465,739,580
                                                                                          ---------------
DATA PROCESSING & OUTSOURCED SERVICES   0.7%
First Data Corp. ...............................................         2,233,100             60,070,390
Western Union Co. ..............................................         3,352,200             73,580,790
                                                                                          ---------------
                                                                                              133,651,180
                                                                                          ---------------

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
DIVERSIFIED BANKS   4.7%
Barclays PLC - ADR (United Kingdom) ............................           742,700             42,289,338
U.S. Bancorp ...................................................         2,503,600             87,550,892
Wachovia Corp. .................................................         9,001,700            495,543,585
Wells Fargo & Co. ..............................................         8,929,800            307,453,014
                                                                                          ---------------
                                                                                              932,836,829
                                                                                          ---------------
DIVERSIFIED CHEMICALS   2.4%
Du Pont (E.I.) de Nemours & Co. ................................         9,793,100            484,072,933
                                                                                          ---------------

DRUG RETAIL   1.4%
CVS Corp. ......................................................         8,255,500            281,842,770
                                                                                          ---------------

ELECTRIC UTILITIES   0.2%
American Electric Power Co., Inc. ..............................         1,002,316             48,862,905
                                                                                          ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS   0.1%
Cognex Corp. ...................................................         1,275,787             27,646,304
                                                                                          ---------------

ELECTRONIC MANUFACTURING SERVICES   0.2%
Flextronics International, Ltd. (Singapore) (a).................         3,054,217             33,413,134
Kemet Corp. (a) ................................................         1,059,780              8,107,317
                                                                                          ---------------
                                                                                               41,520,451
                                                                                          ---------------
HEALTH CARE DISTRIBUTORS   1.0%
Cardinal Health, Inc. ..........................................         2,770,500            202,107,975
                                                                                          ---------------

HEALTH CARE EQUIPMENT   0.7%
Boston Scientific Corp. (a) ....................................         9,905,600            144,027,424
                                                                                          ---------------

HOME IMPROVEMENT RETAIL   0.7%
Home Depot, Inc. ...............................................         1,826,600             67,109,284
Lowe's Cos., Inc. ..............................................         2,351,500             74,048,735
                                                                                          ---------------
                                                                                              141,158,019
                                                                                          ---------------
HOUSEHOLD PRODUCTS   2.0%
Kimberly-Clark Corp. ...........................................         5,755,500            394,194,195
                                                                                          ---------------

HYPERMARKETS & SUPER CENTERS   2.3%
Wal-Mart Stores, Inc. ..........................................         9,870,200            463,405,890
                                                                                          ---------------


INDUSTRIAL CONGLOMERATES   1.1%
General Electric Co. ............................................        6,171,700            218,231,312
                                                                                          ---------------
INTEGRATED TELECOMMUNICATION SERVICES   4.8%
AT&T, Inc. ......................................................        8,819,100            347,737,113
Verizon Communications, Inc. ....................................       15,899,200            602,897,664
                                                                                          ---------------
                                                                                              950,634,777
                                                                                          ---------------
INVESTMENT BANKING & BROKERAGE   1.1%
Merrill Lynch & Co., Inc. .......................................        2,631,100            214,881,937
                                                                                          ---------------
LIFE & HEALTH INSURANCE   1.9%
AFLAC, Inc. .....................................................        2,230,100            104,948,506
MetLife, Inc. ...................................................        2,307,300            145,705,995
Torchmark Corp. .................................................        1,791,847            117,527,245
                                                                                          ---------------
                                                                                              368,181,746
                                                                                          ---------------
MOVIES & ENTERTAINMENT   5.2%
News Corp., Class B .............................................        7,911,300            193,589,511
Time Warner, Inc. ...............................................       20,537,600            405,001,472
Viacom, Inc., Class B (a) .......................................       10,091,950            414,880,065
Walt Disney Co. .................................................          517,200             17,807,196
                                                                                          ---------------
                                                                                            1,031,278,244
                                                                                          ---------------
MULTI-LINE INSURANCE   1.7%
American International Group, Inc. ..............................        2,836,200            190,649,364
Genworth Financial, Inc., Class A ...............................        1,869,100             65,306,354
Hartford Financial Services Group, Inc. .........................          801,200             76,578,696
                                                                                          ---------------
                                                                                              332,534,414
                                                                                          ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES   8.2%
Bank of America Corp. ...........................................       12,881,900            657,234,538
Citigroup, Inc. .................................................       14,188,700            728,447,858
JPMorgan Chase & Co. ............................................        4,813,000            232,852,940
                                                                                          ---------------
                                                                                            1,618,535,336
                                                                                          ---------------
PACKAGED FOODS & MEATS   5.2%
Cadbury Schweppes PLC - ADR (United Kingdom) ....................        7,196,800            369,699,616
Kraft Foods, Inc., Class A ......................................        7,654,000            242,325,640


Unilever N.V. (Netherlands) ....................................        14,269,500            416,954,790
                                                                                          ---------------
                                                                                            1,028,980,046
                                                                                          ---------------
PAPER PRODUCTS   3.3%
International Paper Co. ........................................        18,143,213            660,412,953
                                                                                          ---------------
PHARMACEUTICALS   16.8%
Abbott Laboratories ............................................         4,957,800            276,645,240
Bristol-Myers Squibb Co. .......................................        19,788,400            549,325,984
Eli Lilly & Co. ................................................         7,513,200            403,533,972
GlaxoSmithKline PLC - ADR (United Kingdom) .....................         8,357,800            461,852,028
Pfizer, Inc. ...................................................        12,624,500            318,894,870
Roche Holdings Ltd-AG - ADR (Switzerland) ......................         3,576,208            314,910,148
Sanofi Aventis - ADR (France) ..................................         3,465,200            150,143,304
Schering-Plough Corp. ..........................................        15,360,200            391,838,702
Wyeth ..........................................................         9,205,500            460,551,165
                                                                                          ---------------
                                                                                            3,327,695,413
                                                                                          ---------------
PROPERTY & CASUALTY INSURANCE   3.4%
Berkshire Hathaway, Inc., Class A (a) ..........................             1,205            131,332,950
Berkshire Hathaway, Inc., Class B (a) ..........................             4,400             16,016,000
Chubb Corp. ....................................................         7,347,640            379,652,559
Travelers Cos., Inc. ...........................................         2,675,000            138,484,750
                                                                                          ---------------
                                                                                              665,486,259
                                                                                          ---------------
PUBLISHING   0.4%
Gannett Co., Inc. ..............................................         1,440,700             81,097,003
                                                                                          ---------------
REGIONAL BANKS   1.2%
PNC Financial Services Group, Inc. .............................         2,446,100            176,045,817
SunTrust Banks, Inc. ...........................................           741,701             61,590,851
                                                                                          ---------------
                                                                                              237,636,668
                                                                                          ---------------
SEMICONDUCTOR EQUIPMENT   0.3%
KLA-Tencor Corp. ...............................................         1,145,000             61,051,400
                                                                                          ---------------
SEMICONDUCTORS   1.4%
Intel Corp. ....................................................         8,833,292            168,980,876


Texas Instruments, Inc. ........................................         3,260,700             98,147,070
                                                                                          ---------------
                                                                                              267,127,946
                                                                                          ---------------
SOFT DRINKS   2.5%
Coca-Cola Co. ..................................................        10,296,400            494,227,200
                                                                                          ---------------
SPECIALTY CHEMICALS   0.7%
Rohm & Haas Co. ................................................         2,849,600            147,381,312
                                                                                          ---------------
SYSTEMS SOFTWARE   1.0%
McAfee, Inc. (a) ...............................................         3,098,200             90,095,656
Microsoft Corp. ................................................         3,547,100             98,857,677
                                                                                          ---------------
                                                                                              188,953,333
                                                                                          ---------------
THRIFTS & MORTGAGE FINANCE   2.7%
Fannie Mae .....................................................         1,622,700             88,566,966
Freddie Mac ....................................................         7,619,400            453,278,106
                                                                                          ---------------
                                                                                              541,845,072
                                                                                          ---------------
TOBACCO   1.8%
Altria Group, Inc. .............................................         3,940,100            345,980,181
                                                                                          ---------------
WIRELESS TELECOMMUNICATION SERVICES   0.4%
Sprint Nextel Corp. ............................................         4,155,700             78,792,072
                                                                                          ---------------
TOTAL LONG-TERM INVESTMENTS   94.1%
  (Cost $15,793,689,636) .............................................................     18,605,334,989
                                                                                          ---------------
REPURCHASE AGREEMENTS  5.6%
Citigroup Global Markets, Inc. ($292,632,651 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $292,761,897) .....................        292,632,651

State Street Bank & Trust Co. ($818,667,349 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $819,017,329) .................        818,667,349
                                                                                      ---------------
TOTAL REPURCHASE AGREEMENTS   5.6%
  (Cost $1,111,300,000) ..........................................................      1,111,300,000
                                                                                      ---------------
TOTAL INVESTMENTS  99.7%
  (Cost $16,904,989,636) .........................................................     19,716,634,989

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3% ......................................         62,680,185
                                                                                      ---------------

NET ASSETS 100.0% ................................................................    $19,779,315,174
                                                                                      ===============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Comstock Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007